                     THE KEYPREMIER ESTABLISHED GROWTH FUND
                     THE KEYPREMIER AGGRESSIVE GROWTH FUND

                        SUPPLEMENT DATED MARCH 31, 1998,
                      TO PROSPECTUS DATED OCTOBER 31, 1997

    Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

    Effective April 1, 1998, the Fee Table on page 3 of the Prospectus is deleted and is replaced with the following:

                                   FEE TABLE

                                                              ESTABLISHED    AGGRESSIVE
                                                              GROWTH FUND    GROWTH FUND
                                                              -----------    -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................     4.50%          4.50%
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees After Voluntary Fee Waiver(1)...............     0.50%          0.60%
12b-1 Fees..................................................     None           None
Other Expenses(2)...........................................     0.40           0.41
                                                                 ----           ----
Estimated Total Fund Operating Expenses After Voluntary Fee
  Waiver(1).................................................     0.90%          1.01%
                                                                 ====           ====

EXAMPLE

    You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YEAR    3 YEARS
                                                              ------    -------
The Established Growth Fund.................................   $54        $72
The Aggressive Growth Fund..................................   $55        $76

    The purpose of the above table is to assist a potential purchaser of Shares of a Fund in understanding the various costs and expenses that an investor in such Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------

(1) The Adviser has agreed voluntarily to reduce its investment advisory fees with respect to the Established Growth Fund and the Aggressive Growth Fund to 0.50% and 0.60%, respectively, until further written notice to Shareholders. Absent such voluntary fee waivers, Management Fees and Estimated Total Fund Operating Expenses for the Established Growth Fund would be 0.75% and 1.15%, respectively, and for the Aggressive Growth Fund would be 1.00% and 1.41%, respectively.

(2) "Other Expenses" are estimated for the current fiscal year.

The last sentence of the first paragraph on page 26 of the Prospectus is deleted and the following paragraph is inserted after such paragraph:

    As authorized by the Services Plan, the Group has entered into a Servicing Agreement with Keystone effective April 1, 1998, pursuant to which Keystone has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, those services described above. In consideration of such services, the Group, on behalf of each Fund, has agreed to pay Keystone a monthly fee, computed at the annual rate of up to 0.25% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom Keystone has provided services under the Servicing Agreement.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                  THE KEYPREMIER INTERMEDIATE TERM INCOME FUND
           THE KEYPREMIER LIMITED DURATION GOVERNMENT SECURITIES FUND
                THE KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND

                        SUPPLEMENT DATED MARCH 31, 1998,
                      TO PROSPECTUS DATED OCTOBER 31, 1997

    Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

    Effective April 1, 1998, the Fee Table on page 4 of the Prospectus is deleted and is replaced with the following:

                                   FEE TABLE

                                                                       GOVERNMENT
                                                              INCOME   SECURITIES   PENNSYLVANIA
                                                               FUND       FUND       BOND FUND
                                                              ------   ----------   ------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)...........................................   4.50%      3.00%         4.50%
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees After Fee Waiver(1).........................   0.30%      0.30%         0.30%
12b-1 Fees..................................................   None       None          None
Other Expenses(2)...........................................   0.31       0.62          0.32
                                                               ----       ----          ----
Estimated Total Fund Operating Expenses
  After Fee Waiver(1).......................................   0.61%      0.92%         0.62%
                                                               ====       ====          ====

Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                                                              1 YEAR    3 YEARS
                                                              ------    -------
The Income Fund.............................................   $51        $64
The Government Securities Fund..............................   $39        $58
The Pennsylvania Bond Fund..................................   $51        $64

    The purpose of the above table is to assist a potential purchaser of Shares of a Fund in understanding the various costs and expenses that an investor in such Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Funds. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------

(1) The Adviser has agreed voluntarily to reduce its investment advisory fees with respect to each of the Funds to 0.30% until further written notice to Shareholders. Absent such voluntary fee waivers, Management Fees and Estimated Total Fund Operating Expenses for the Income Fund would be 0.60% and 0.91%, respectively, for the Government Securities Fund, would be 0.60% and 1.22%, respectively, and for the Pennsylvania Bond Fund, would be 0.60% and 0.92%, respectively.

(2) "Other Expenses" are estimated for the current fiscal year.

    The last sentence of the second paragraph under the heading "ADMINISTRATIVE SERVICES PLAN" on page 40 of the Prospectus is deleted and the following paragraph is inserted after such paragraph:

        As authorized by the Services Plan, the Group has entered into a Servicing Agreement with Keystone effective April 1, 1998, pursuant to which Keystone has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, those services described above. In consideration of such services, the Group, on behalf of each Fund, has agreed to pay Keystone a monthly fee, computed at the annual rate of up to 0.25% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom Keystone has provided services under the Servicing Agreement.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                     THE KEYPREMIER PRIME MONEY MARKET FUND
                THE KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND
                     THE KEYPREMIER ESTABLISHED GROWTH FUND
                  THE KEYPREMIER INTERMEDIATE TERM INCOME FUND
                     THE KEYPREMIER AGGRESSIVE GROWTH FUND
           THE KEYPREMIER U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
           THE KEYPREMIER LIMITED DURATION GOVERNMENT SECURITIES FUND

                         Seven Investment Portfolios of

                               THE SESSIONS GROUP

                    Supplement dated as of March 31, 1998 to
                   Statement of Additional Information dated
                                October 31, 1997


     Capitalized terms used in this Supplement have the meaning assigned to them in the Statement of Additional Information.

     The third paragraph under the heading "Portfolio Turnover" on page B-21 of the Statement of Additional Information is deleted in its entirety and is replaced with the following:

          The portfolio turnover rate for the Government Securities Fund for its first fiscal period ending June 30, 1998, is estimated to be approximately 475%.

     The following paragraph is added as the second paragraph under the heading "Administrative Services Plan" on page B-34 of the Statement of Additional
Information:

          As authorized by the Services Plan, the Group has entered into a Servicing Agreement with Keystone dated as of April 1, 1998, pursuant to which Keystone has agreed to provide certain administrative support services in connection with Shares of the Funds owned of record or beneficially by its customers. Such administrative support services may include, but are not limited to, (i) processing dividend and distribution payments from a Fund on behalf of customers; (ii) providing periodic statements to its customers showing their positions in the Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquires relating to services performed by Keystone; (v) providing sub-accounting with respect to the Shares beneficially owned by Keystone's customers or the information necessary for sub-accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its customers; (vii) aggregating and processing purchase, exchange, and redemption requests from customers and placing net purchase, exchange, and redemption orders for customers; and (viii) providing customers with a service that invests the assets of their account in the Shares pursuant to specific or pre-authorized instructions. In consideration of such services, the Group, on behalf of each Fund, has agreed to pay Keystone a monthly fee, computed at the annual rate of up to .25% of the average aggregate net asset value of Shares of that Fund held during the period by customers for whom Keystone has provided services under the Servicing Agreement.

     This Supplement supersedes in its entirety the Supplement to the Statement of Additional Information dated as of March 17, 1998.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.